Calvert
Flexible Bond Fund
March 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 19.6%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$612	$ 656,706
Avant Loans Funding Trust, Series 2019-A, Class C, 4.65%, 4/15/26(1)	2,409	2,438,491
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	581	589,530
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	2,489	2,501,019
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32(1)	5	4,340
Conn's Receivables Funding, LLC:
Series 2019-A, Class A, 3.40%, 10/16/23(1)	26	25,600
Series 2019-A, Class B, 4.36%, 10/16/23(1)	760	763,809
Series 2019-B, Class B, 3.62%, 6/17/24(1)	1,500	1,506,825
Series 2020-A, Class B, 4.27%, 6/16/25(1)	870	879,244
Series 2020-A, Class C, 4.20%, 6/16/25(1)	1,069	1,073,585
DataBank Issuer:
Series 2021-1A, Class B, 2.65%, 2/27/51(1)	466	463,330
Series 2021-1A, Class C, 4.43%, 2/27/51(1)	1,500	1,495,044
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	384	409,730
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	1,639	1,706,372
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)	490	508,779
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,516	1,528,310
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	77	79,156
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	549	568,465
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	2,347	2,399,132
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	700	720,383
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	405	430,210
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	127	123,042
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	545	558,418
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	617	641,384
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	83	86,705
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	420	432,551
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	282	281,690
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	795	801,759
OneMain Financial Issuance Trust, Series 2017-1A, Class C, 3.35%, 9/14/32(1)	1,000	1,004,081
Security	Principal Amount (000's omitted)	Value
Oportun Funding X, LLC, Series 2018-C, Class C, 5.52%, 10/8/24(1)	$2,680	$ 2,703,971
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	678	680,840
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	692	709,467
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	533	512,769
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	114	114,249
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	197	202,240
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	427	438,609
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,938	2,008,076
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	177	177,178
Series 2020-A, Class A, 2.62%, 12/15/26(1)	360	361,102
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	489	490,460
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	564	572,741
Series 2014-2, Class B, 5.44%, 7/20/44(1)	251	247,270
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,600	1,664,482
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,619	2,794,829
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	206,418
Sunnova Helios II Issuer, LLC, Series 2018-1A, Class B, 7.71%, 7/20/48(1)	606	634,481
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	590	591,624
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	189	201,975
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	278	280,563
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	353	281,429
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	666	694,881
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	820	807,447
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	253	208,479
Series 2020-A, Class C, 6.657%, 3/15/45(1)	221	153,498
Total Asset-Backed Securities (identified cost $41,794,853)		$42,416,768

Calvert
Flexible Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 8.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-4A, Class M2A, 2.709%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$1,088	$ 1,095,376
Series 2021-1A, Class M1C, 2.96%, (SOFR + 2.95%), 3/25/31(1)(2)	900	900,723
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	764	778,303
Series 2017-DNA3, Class M2, 2.609%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	1,275	1,301,453
Series 2018-DNA1, Class M2, 1.909%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	2,154	2,143,789
Series 2018-DNA1, Class M2AT, 1.159%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	813	811,377
Series 2019-DNA2, Class M2, 2.559%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	629	631,105
Series 2019-DNA3, Class M2, 2.159%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	2,401	2,400,267
Series 2019-DNA4, Class M2, 2.059%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	421	421,524
Series 2020-DNA4, Class M2, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	230	232,259
Series 2020-DNA5, Class M2, 2.81%, (SOFR + 2.80%), 10/25/50(1)(2)	330	332,943
Series 2020-DNA6, Class B1, 3.01%, (SOFR + 3.00%), 12/25/50(1)(2)	275	272,002
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.709%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	591	581,769
Series 2014-C03, Class 1M2, 3.109%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,263	1,248,228
Series 2014-C04, Class 1M2, 5.009%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	877	904,378
Series 2018-C06, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	326	325,219
Series 2018-R07, Class 1M2, 2.509%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	631	633,400
Series 2019-R02, Class 1M2, 2.409%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	402	403,036
Series 2019-R05, Class 1M2, 2.109%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	198	198,476
Home Re, Ltd.:
Series 2021-1, Class M1C, 2.409%, (1 mo. USD LIBOR + 2.30%), 7/25/33(1)(2)	325	318,605
Series 2021-1, Class M2, 2.959%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	1,295	1,301,473
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	336	337,290
Security	Principal Amount (000's omitted)	Value
Toorak Mortgage Corp., Ltd.: (continued)
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	$640	$ 648,677
Total Collateralized Mortgage Obligations (identified cost $17,978,466)		$ 18,221,672

Commercial Mortgage-Backed Securities — 7.5%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$3,865	$ 3,242,212
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	1,555	1,250,078
CGMS Commercial Mortgage Trust:
Series 2017-MDRB, Class A, 1.206%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(2)	1,263	1,255,300
Series 2017-MDRC, Class C, 1.406%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(2)	600	585,009
Series 2017-MDRC, Class D, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	2,175	2,085,224
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.359%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	300	300,659
Series 2020-01, Class M10, 3.859%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	785	817,262
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	239,983
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.206%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(5)	2,621	2,429,773
Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(5)	960	826,125
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.256%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	273	273,859
Series 2017-MTL6, Class E, 3.356%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	526	527,822
Series 2017-MTL6, Class F, 4.356%, (1 mo. USD LIBOR + 4.25%), 8/15/34(1)(2)	871	875,646
RETL Trust, Series 2019-RVP, Class C, 2.206%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	1,519	1,515,417
Total Commercial Mortgage-Backed Securities (identified cost $17,327,763)		$16,224,369

Calvert
Flexible Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Common Stocks — 0.7%

Security	Shares	Value
Biotechnology — 0.2%
AbbVie, Inc.	3,873	$ 419,136
		$ 419,136
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	7,010	$ 407,632
		$ 407,632
Independent Power and Renewable Electricity Producers — 0.3%
NextEra Energy Partners, L.P.	10,300	$ 750,664
		$ 750,664
Total Common Stocks (identified cost $1,443,253)		$1,577,432

Convertible Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Technology — 0.4%
ams AG, 0.875%, 9/28/22	$800	$ 771,856
Total Convertible Bonds (identified cost $763,603)		$ 771,856

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., Series B, 6.00%(6)	9,300	$ 499,596
Total Convertible Preferred Stocks (identified cost $512,995)		$ 499,596

Corporate Bonds — 34.3%

Security	Principal Amount (000's omitted)*	Value
Communications — 4.6%
AT&T, Inc.:
3.10%, 2/1/43	995	$ 930,558
3.30%, 2/1/52	556	501,690
3.65%, 6/1/51	952	922,424
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,535	1,650,549
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	410	462,307
Security	Principal Amount (000's omitted)*	Value
Communications (continued)
SES S.A., 5.30%, 4/4/43(1)	245	$ 271,099
Sprint Corp., 7.25%, 9/15/21	980	1,005,823
T-Mobile USA, Inc.:
2.25%, 2/15/26	277	279,338
2.625%, 4/15/26(6)	804	820,623
Verizon Communications, Inc., 3.70%, 3/22/61	2,414	2,390,253
Ziggo B.V., 5.50%, 1/15/27(1)	730	761,459
		$ 9,996,123
Consumer, Cyclical — 7.1%
American Airlines Pass-Through Trust, 5.25%, 1/15/24	97	$92,509
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	644	671,010
5.75%, 4/20/29(1)	267	284,328
Aptiv PLC, 5.40%, 3/15/49	737	903,463
Azul Investments, LLP, 5.875%, 10/26/24(1)(6)	394	347,932
Delta Air Lines, Inc.:
3.625%, 3/15/22	1,135	1,147,855
7.375%, 1/15/26	862	1,008,951
Ford Motor Credit Co., LLC:
1.104%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,236	1,230,160
1.276%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	3,225	3,195,910
3.087%, 1/9/23	481	489,709
5.875%, 8/2/21	989	1,003,538
Macy's Retail Holdings, LLC, 3.625%, 6/1/24	549	549,686
MDC Holdings, Inc., 2.50%, 1/15/31	1,042	984,690
Nordstrom, Inc.:
4.25%, 8/1/31(1)(7)	275	275,354
4.375%, 4/1/30(6)	778	797,331
5.00%, 1/15/44	1,130	1,098,991
Tesla, Inc., 5.30%, 8/15/25(1)(6)	672	698,107
Tupy Overseas S.A., 4.50%, 2/16/31(1)	600	583,194
		$15,362,718
Consumer, Non-cyclical — 2.9%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	441	$461,789
4.25%, 11/1/29(1)	514	552,349
Block Financial, LLC, 3.875%, 8/15/30	1,000	1,032,589
Centene Corp.:
3.375%, 2/15/30	560	566,124
4.25%, 12/15/27	976	1,027,851
4.625%, 12/15/29	418	452,945
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,376	1,441,720

Calvert
Flexible Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Consumer, Non-cyclical (continued)
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	76	$ 75,724
5.20%, 4/1/29(1)	595	683,337
		$ 6,294,428
Energy — 1.4%
NuStar Logistics, L.P.:
5.75%, 10/1/25	583	$ 624,987
6.375%, 10/1/30	440	476,575
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,442	1,500,430
5.00%, 1/31/28(1)	481	519,925
		$3,121,917
Financial — 13.7%
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(8)	173	$178,242
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/22	207	212,829
4.50%, 9/15/23	722	776,941
4.625%, 10/15/27(6)	1,123	1,233,244
6.50%, 7/15/25	422	492,142
Air Lease Corp., 2.875%, 1/15/26	966	1,003,000
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	808	830,725
American Assets Trust, L.P., 3.375%, 2/1/31	1,052	1,035,866
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	1,000	1,023,485
Bank of America Corp., Series Z, 6.50% to 10/23/24(8)(9)	457	512,983
BankUnited, Inc., 5.125%, 6/11/30	1,093	1,235,435
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(8)	1,188	1,225,178
Capital One Financial Corp., 3.75%, 7/28/26	1,609	1,749,376
Charles Schwab Corp. (The), 4.00% to 12/1/30(8)(9)	978	962,596
CI Financial Corp., 3.20%, 12/17/30	1,040	1,035,378
Citigroup, Inc., 4.00% to 12/10/25(8)(9)	780	789,555
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	615	656,460
Discover Financial Services, 6.125% to 6/23/25(8)(9)	859	956,711
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	1,967	2,034,822
6.00%, 4/15/25(1)	774	817,538
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	876	867,109
5.00%, 7/15/28(1)	260	266,178
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	1,122	1,075,775
3.624%, 6/3/30(1)	631	646,333
Newmark Group, Inc., 6.125%, 11/15/23	1,345	1,478,899
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Radian Group, Inc.:
4.875%, 3/15/27		1,300	$ 1,371,500
6.625%, 3/15/25		505	566,777
Standard Chartered PLC, 6.00% to 7/26/25(1)(8)(9)		743	809,016
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)		729	769,649
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(8)		313	338,407
Truist Financial Corp., 5.10% to 3/1/30(8)(9)		1,104	1,206,451
UBS Group AG, 4.375% to 2/10/31(1)(6)(8)(9)		534	528,126
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(8)		332	352,408
5.861% to 6/19/27, 6/19/32(1)(8)		500	554,271
			$29,593,405
Government - Multinational — 0.2%
International Finance Corp., 7.50%, 5/9/22	BRL	2,350	$431,086
			$431,086
Industrial — 1.9%
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	378	$413,359
Flowserve Corp., 3.50%, 10/1/30		500	509,165
Hexcel Corp., 4.20%, 2/15/27		500	523,516
Jabil, Inc., 3.60%, 1/15/30		937	982,728
nVent Finance S.a.r.l., 4.55%, 4/15/28		925	980,652
Valmont Industries, Inc., 5.00%, 10/1/44		685	747,059
			$4,156,479
Technology — 1.0%
DXC Technology Co., 4.125%, 4/15/25		788	$857,555
Seagate HDD Cayman, 5.75%, 12/1/34		1,170	1,329,430
			$2,186,985
Utilities — 1.5%
Engie Energia Chile S.A., 3.40%, 1/28/30(1)		790	$819,202
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,260	1,282,838
Sempra Energy, 4.875% to 10/15/25(8)(9)		1,018	1,091,805
			$3,193,845
Total Corporate Bonds (identified cost $72,485,922)			$74,336,986

Calvert
Flexible Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(10)(11)	$500	$ 485,585
Total High Social Impact Investments (identified cost $500,000)		$ 485,585

Mutual Funds — 2.6%

Security	Shares	Value
Fixed-Income Mutual Funds — 2.6%
Calvert Floating-Rate Advantage Fund, Class R6(12)	592,593	$ 5,611,854
Total Mutual Funds (identified cost $5,255,815)		$ 5,611,854

Preferred Stocks — 3.5%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
AGNC Investment Corp., Series F, 6.125% to 4/15/25(8)	91,400	$ 2,162,524
		$ 2,162,524
Oil, Gas & Consumable Fuels — 0.7%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(8)	76,808	$ 1,603,751
		$ 1,603,751
Real Estate Management & Development — 1.1%
Brookfield Property Partners, L.P., Series A, 5.75%	91,330	$ 2,267,724
		$ 2,267,724
Wireless Telecommunication Services — 0.7%
United States Cellular Corp.:
5.50%	32,800	$835,744
6.25%	27,000	704,970
		$1,540,714
Total Preferred Stocks (identified cost $7,352,336)		$7,574,713

Senior Floating-Rate Loans — 4.1%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$342	$ 336,181
		$ 336,181
Business Equipment and Services — 0.2%
CCC Information Services, Inc., Term Loan, 4/29/24(14)	$500	$ 500,104
		$ 500,104
Cable and Satellite Television — 0.5%
CSC Holdings, LLC, Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$550	$ 543,263
UPC Broadband Holding B.V.:
Term Loan, 1/31/29(14)	247	246,668
Term Loan, 1/31/29(14)	247	246,668
		$1,036,599
Drugs — 0.2%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$500	$498,476
		$498,476
Electronics/Electrical — 1.1%
Banff Merger Sub, Inc., Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$449	$447,400
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	714	714,313
MA FinanceCo., LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	61	59,781
Seattle Spinco, Inc., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 6/21/24	408	403,716
SS&C European Holdings S.a.r.l., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	135	134,110
SS&C Technologies, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	184	182,502
Ultimate Software Group, Inc. (The), Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 5/4/26	505	505,379
		$2,447,201
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$175	$175,010
		$175,010

Calvert
Flexible Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care — 0.5%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(15)	$498	$ 497,570
Select Medical Corp., Term Loan, 3/6/25(14)	550	547,937
		$ 1,045,507
Insurance — 0.7%
Asurion, LLC:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$628	$ 626,945
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/23/26	299	297,692
USI, Inc., Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24	503	497,238
		$1,421,875
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$137	$135,592
		$135,592
Lodging and Casinos — 0.0%(16)
ESH Hospitality, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$79	$79,006
		$79,006
Telecommunications — 0.5%
CenturyLink, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$513	$507,592
Level 3 Financing, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	142	140,059
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28	510	505,502
		$1,153,153
Total Senior Floating-Rate Loans (identified cost $8,858,316)		$8,828,704

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000's omitted)		Value
Kreditanstalt fuer Wiederaufbau, 1.25%, 8/28/23	NOK	6,040	$ 713,620
Total Sovereign Government Bonds (identified cost $662,551)			$ 713,620

U.S. Treasury Obligations — 5.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 1.875%, 2/15/51	$2,558	$ 2,270,625
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(17)	3,137	3,579,875
U.S. Treasury Notes:
0.125%, 6/30/22	1,653	1,653,361
0.375%, 3/31/22	1,649	1,653,978
1.625%, 12/31/21	1,628	1,647,074
Total U.S. Treasury Obligations (identified cost $10,419,587)		$ 10,804,913

Short-Term Investments — 16.0%
Other — 15.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(18)	32,453,722	$ 32,456,967
Total Other (identified cost $32,456,967)		$ 32,456,967
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(19)	2,270,646	$ 2,270,646
Total Securities Lending Collateral (identified cost $2,270,646)		$ 2,270,646
Total Short-Term Investments (identified cost $34,727,613)		$ 34,727,613
Total Purchased Options — 0.1% (identified cost $100,958)		$ 113,438
Total Investments — 102.9% (identified cost $220,184,031)		$222,909,119
Other Assets, Less Liabilities — (2.9)%		$ (6,312,603)
Net Assets — 100.0%		$216,596,516

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $90,463,000 or 41.8% of the Fund's net assets.

Calvert
Flexible Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2021.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(6)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $4,534,794 and the total market value of the collateral received by the Fund was $4,677,460, comprised of cash of $2,270,646 and U.S. government and/or agencies securities of $2,406,814.
(7)	When-issued security.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $485,585, which represents 0.2% of the net assets of the Fund as of March 31, 2021.
(12)	Affiliated fund.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.
(15)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	Amount is less than 0.05%.
(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(18)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.
(19)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Flexible Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Purchased Put Options — 0.1%
Exchange-Traded Options — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. 10-Year Treasury Note Futures 6/2021	165	$165,000	$130	5/21/21	$113,438
Total					$113,438
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	529,199	EUR	434,858	State Street Bank and Trust Company	5/28/21	$18,687	$ —
						$18,687	$ —
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	47	Long	6/30/21	$5,799,727	$(74,253)
U.S. 10-Year Treasury Note	(3)	Short	6/21/21	(392,813)	2,526
U.S. Long Treasury Bond	(11)	Short	6/21/21	(1,700,531)	68,472
U.S. Ultra 10-Year Treasury Note	(140)	Short	6/21/21	(20,116,250)	706,628
U.S. Ultra-Long Treasury Bond	(66)	Short	6/21/21	(11,960,438)	547,701
					$1,251,074
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Currency Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
NOK	– Norwegian Krone
USD	– United States Dollar

Calvert
Flexible Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

At March 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended March 31, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended March 31, 2021, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $41,810,304, which represents 19.3% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 2.206%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	$ —	$ —	$ —	$ —	$ 5,534	$ 2,429,773	$ 5,196	$ 2,621,000
Morgan Stanley Capital I Trust, Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	3,432	826,125	2,619	960,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(2)	481,990	—	—	—	3,595	485,585	1,875	500,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	5,141,432	456,480	—	—	13,942	5,611,854	54,850	592,593
Short-Term Investments
Calvert Cash Reserves Fund, LLC	28,060,227	34,399,027	(30,002,287)	—	—	32,456,967	9,289	32,453,722
Totals				$ —	$26,503	$41,810,304	$73,829

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
(2)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$42,416,768	$ —	$42,416,768
Collateralized Mortgage Obligations	—	18,221,672	—	18,221,672
Commercial Mortgage-Backed Securities	—	16,224,369	—	16,224,369
Common Stocks	1,577,432	—	—	1,577,432
Convertible Bonds	—	771,856	—	771,856
Convertible Preferred Stocks	499,596	—	—	499,596

Calvert
Flexible Bond Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$74,336,986	$ —	$74,336,986
High Social Impact Investments	—	485,585	—	485,585
Mutual Funds	5,611,854	—	—	5,611,854
Preferred Stocks	7,574,713	—	—	7,574,713
Senior Floating-Rate Loans	—	8,828,704	—	8,828,704
Sovereign Government Bonds	—	713,620	—	713,620
U.S. Treasury Obligations	—	10,804,913	—	10,804,913
Short-Term Investments:
Other	—	32,456,967	—	32,456,967
Securities Lending Collateral	2,270,646	—	—	2,270,646
Purchased Put Options	113,438	—	—	113,438
Total Investments	$17,647,679	$205,261,440	$ —	$222,909,119
Forward Foreign Currency Exchange Contracts	$ —	$18,687	$ —	$18,687
Futures Contracts	1,325,327	—	—	1,325,327
Total	$18,973,006	$205,280,127	$ —	$224,253,133
Liability Description
Futures Contracts	$(74,253)	$ —	$ —	$(74,253)
Total	$(74,253)	$ —	$ —	$(74,253)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.